Employee benefits - Target asset allocation (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return on global asset allocation (as a percent)	3.80%
Company's capital stock and debit instruments included in plan assets	$ 10	$ 8
Switzerland
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation (as a percent)	100.00%
International
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation (as a percent)	100.00%
Equity securities | Switzerland
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation (as a percent)	19.00%
Equity securities | International
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation (as a percent)	19.00%
Fixed income | Switzerland
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation (as a percent)	54.00%
Fixed income | International
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation (as a percent)	64.00%
Real estate | Switzerland
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation (as a percent)	22.00%
Real estate | International
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation (as a percent)	7.00%
Other | Switzerland
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation (as a percent)	5.00%
Other | International
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation (as a percent)	10.00%